Events after reporting period	6 Months Ended
Jun. 30, 2024
Events after reporting period
Events after reporting period

Note 12

Events after reporting period

Amendment of New Debt Facility

On 6 August 2024, the Group requested the extension and increase of its New Debt Facility (RCF-B) and uncommitted guarantee lines. The extension of the RCF-B facility by 12 months, will provide the Company with additional financial flexibility to seize market opportunities, including by funding the purchase of mission equipment and increased working capital. Further, the uncommitted guarantee lines has been increased from EUR 100 million to EUR 200 million, due to surging activity levels. Total drawings within the entire loan facility will offer a maximum of EUR 450 million until the maturity of RCF-B and then a maximum of EUR 350 million for the remaining period of the loan facility.

Delivery of P-Class vessel

On 16 August 2024, the Company took delivery of the fifth vessel in its fleet, Wind Peak, which was delivered in Qidong, China. Additionally, on 12 August 2024, the Company requested the utilisation of half of the P-Class Facility to pay the last instalment amounted to approximately EUR 184 million (USD 197 million).

Refinancing of M-Class Facility

On 16 August 2024, the Company has successfully renegotiated and replaced the USD 436 million Senior Secured Green Term Loan Facility (M-Class Facility) previously entered into by Eneti Inc. (“Eneti”) in respect of the two M-Class new builds the Group acquired upon the completion of its business combination with Eneti.

The replacement facilities – one for each M-Class vessel – have been entered into on materially improved terms, reflecting Cadeler’s strong credit story and strengthened market position. This refinancing, supported by a broad banking group as well as several export credit agencies, secures an aggregate of up to EUR 420 million (approximately USD 456 million) in post-delivery financing.

Additional capacity under unsecured HoldCo Facility

On 26 August 2024, the Company has further increased the capacity available to it under its unsecured corporate term loan facility, with the lender commitments thereunder increased by EUR 45 million, bringing the total capacity available to EUR 125 million.

With this upsizing, the Group has increased its financial flexibility and ability to seize market opportunities as they rise. This increase in unsecured, committed funds further strengthens Cadeler's financial position and growth prospects and will enable it to fund a variety of wind turbine installation activities.